Senior Non-Cumulative Perpetual Preferred Stock	12 Months Ended
Dec. 31, 2013
Senior Non-Cumulative Perpetual Preferred Stock [Abstract]
Senior Non-Cumulative Perpetual Preferred Stock

Note 17—Senior Non-Cumulative Perpetual Preferred Stock

On September 21, 2011, the company issued and sold 8,381 shares of SBLF Preferred Stock to the Secretary of the U.S. Treasury for a purchase price of $8.4 million. The SBLF Preferred Stock investment qualifies as Tier 1 capital. The SBLF Preferred Stock is entitled to receive non-cumulative dividends, payable quarterly, on each January 1, April 1, July 1 and October 1. The dividend rate, as a percentage of the liquidation amount, can fluctuate on a quarterly basis during the first 10 quarters during which the SBLF Preferred Stock is outstanding, based upon changes in the level of “Qualified Small Business Lending” (as defined in the SBLF Purchase Agreement) by the Bank. For the period ended December 31, 2013, the company’s dividend was $84 thousand, representing a 1% rate for the period.